Contingent Payment (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of contingent liabilities in business combination [abstract]
Summary of Contingent Payment

Total
As at December 31, 2021	236
Re-measurement (1)	251
Liabilities Settled or Payable	(487)
As at June 30, 2022	—
(1)     Contingent payment was carried at fair value. Changes in fair value were recorded in net earnings (loss).